Commitments, Guarantees and Contingent Liabilities (Amounts Due under Non Cancelable Contracts) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2018	¥ 5,255
2019	4,239
2020	3,063
2021	828
2022	679
Thereafter	333
Total	¥ 14,397